Biological assets - Cost of Production (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 470,518	$ 535,606
Own agricultural produce consumed	19,377	21,027
Costs incurred during the year	489,895	556,633
Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	48,657	51,102
Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,415	4,940
Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	36,697	44,553
Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	145,701	173,846
Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	11,349	9,239
Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	25,863	29,670
Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	6,049	7,822
Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	95,627	88,606
Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	23,875	45,679
Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,168	5,426
Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	7,113	7,979
Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,801	1,672
Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,015	1,294
Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	51,298	57,524
Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	6,890	6,254
Farming | Crops
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	161,631	172,242
Own agricultural produce consumed	987	685
Costs incurred during the year	162,618	172,927
Farming | Crops | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,667	6,635
Farming | Crops | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	53,926	76,280
Farming | Crops | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	860	1,011
Farming | Crops | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,471	2,451
Farming | Crops | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,178	5,502
Farming | Crops | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	49,491	30,196
Farming | Crops | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	432	410
Farming | Crops | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	266	279
Farming | Crops | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	61	68
Farming | Crops | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	302	662
Farming | Crops | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	842	909
Farming | Crops | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	42,959	46,886
Farming | Crops | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,176	953
Farming | Rice
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	99,520	145,642
Own agricultural produce consumed	32	110
Costs incurred during the year	99,552	145,752
Farming | Rice | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	15,126	16,241
Farming | Rice | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	23,036	46,336
Farming | Rice | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,128	2,367
Farming | Rice | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	13,298	17,665
Farming | Rice | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,732	2,130
Farming | Rice | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	31,916	46,830
Farming | Rice | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	249	157
Farming | Rice | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	74	97
Farming | Rice | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,154	5,681
Farming | Rice | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	274	399
Farming | Rice | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	101	91
Farming | Rice | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,029	5,262
Farming | Rice | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,403	2,386
Farming | Dairy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	54,086	75,517
Own agricultural produce consumed	18,358	20,232
Costs incurred during the year	72,444	95,749
Farming | Dairy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	11,002	14,412
Farming | Dairy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,903	50
Farming | Dairy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,298	1,584
Farming | Dairy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,573	5,454
Farming | Dairy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	139	190
Farming | Dairy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	23,194	45,112
Farming | Dairy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,828	5,050
Farming | Dairy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,898	2,230
Farming | Dairy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	577	257
Farming | Dairy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	22	246
Farming | Dairy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	2
Farming | Dairy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	652	930
Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	155,281	142,205
Own agricultural produce consumed	0	0
Costs incurred during the year	155,281	142,205
Sugar, Ethanol and Energy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	16,862	13,814
Sugar, Ethanol and Energy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,415	4,940
Sugar, Ethanol and Energy | Depreciation of right of use assets
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	36,697	44,553
Sugar, Ethanol and Energy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	62,836	51,180
Sugar, Ethanol and Energy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	7,063	4,277
Sugar, Ethanol and Energy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,521	4,100
Sugar, Ethanol and Energy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	14,220	11,580
Sugar, Ethanol and Energy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	648	354
Sugar, Ethanol and Energy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	50	48
Sugar, Ethanol and Energy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,310	5,374
Sugar, Ethanol and Energy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 2,659	$ 1,985